11. Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventories Abstract
Schedule of inventories
	06.30.2020	12.31.2019
Crude oil	2,062	3,905
Oil products	1,624	2,274
Intermediate products	372	586
Natural gas and Liquefied Natural Gas (LNG)	68	173
Biofuels	20	28
Fertilizers	28	28
Total products	4,174	6,994
Materials, supplies and others	865	1,195
Total	5,039	8,189